Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 8,023	$ 3,467	$ 3,467
Additions			5,401
Cash outflow (including interest)	(310)	(318)
Interest	52	18
Exchange difference	(170)	(136)
Ending balance	7,595	8,432	8,023
Lease liabilities, short-term	981	833	1,029
Lease liabilities, long-term	6,614	7,599	6,994
Properties (Offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	7,898	3,402	3,402
Additions			5,345
Cash outflow (including interest)	(301)	(313)
Interest	51	18
Exchange difference	(134)	(133)
Ending balance	7,514	8,319	7,898
Lease liabilities, short-term	946	799
Lease liabilities, long-term	6,568	7,520
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	125	65	65
Additions			56
Cash outflow (including interest)	(9)	(5)
Interest	1	0
Exchange difference	(36)	(3)
Ending balance	81	113	$ 125
Lease liabilities, short-term	35	34
Lease liabilities, long-term	$ 46	$ 79